Annual Operating Expenses {- Fidelity Advisor Strategic Income Fund} - 12.31 Fidelity Advisor Strategic Income Fund - Retail PRO-09 - Fidelity Advisor Strategic Income Fund - Fidelity Strategic Income Fund
Mar. 01, 2021
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.67%